Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
May 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT3-0725
1.9899558.104
Asset-Backed Securities - 15.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	8,402,000	8,389,431
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	10,108,000	10,109,951
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	6,365,000	6,358,036
TOTAL BAILIWICK OF JERSEY		24,857,418
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	2,629,507	2,640,894
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	572,278	579,203
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,501,024	1,514,675
TOTAL CANADA		4,734,772
GRAND CAYMAN (UK OVERSEAS TER) - 2.9%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	6,043,058	6,033,993
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	2,937,617	2,938,416
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.5998% 4/17/2033 (b)(c)(d)	13,876,000	13,913,882
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4095% 1/20/2036 (b)(c)(d)	4,700,000	4,698,111
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	10,200,000	10,182,711
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.612% 8/20/2034 (b)(c)(d)	6,123,000	6,124,488
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	9,543,000	9,508,034
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6414% 7/17/2034 (b)(c)(d)	3,892,000	3,893,619
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	4,373,000	4,380,592
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	11,192,000	11,195,682
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	9,501,000	9,469,504
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	9,615,000	9,616,971
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	9,127,000	9,136,930
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.3061% 4/15/2030 (b)(c)(d)	806,277	806,317
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	1,715,121	1,715,397
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	4,887,408	4,888,073
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	4,187,000	4,194,419
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4477% 7/15/2030 (b)(c)(d)	2,285,927	2,286,069
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	7,527,000	7,519,767
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.4914% 4/17/2030 (b)(c)(d)	448,460	448,571
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)	9,937,243	9,932,125
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		132,883,671
UNITED STATES - 11.9%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	177,332	177,527
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	6,132,582	6,134,523
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	4,190,000	4,189,105
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,512,000	1,520,125
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	2,840,000	2,844,161
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	8,100,000	8,236,613
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	6,505,000	6,518,583
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	925,000	932,577
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	3,145,205	3,168,711
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	4,781,182	4,800,141
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	855,000	850,983
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,695,000	1,696,787
Bank of America Credit Card Master Trust Series 2022-A2 Class A2, 5% 4/15/2028	3,936,000	3,943,404
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	4,500,000	4,541,255
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	2,028,628	2,036,514
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	5,392,000	5,410,711
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	717,000	724,032
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	7,279,000	7,367,890
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	4,761,480	4,770,039
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	7,935,000	7,963,357
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,451,000	1,471,528
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	3,478,000	3,490,680
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,385,000	1,403,167
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	5,727,000	5,766,173
Carvana Auto Receivables Trust Series 2021-P3 Class A3, 0.7% 11/10/2026	32,459	32,425
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	436,522	431,977
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,410,000	1,419,963
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	7,192,000	7,268,437
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	8,711,000	8,765,839
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	8,858,000	8,900,510
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	3,483,000	3,499,157
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,750,000	1,761,253
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 7/25/2034 (c)(d)	50,724	49,707
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	6,525,000	6,570,996
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,936,000	1,941,976
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	1,730,850	1,737,401
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	3,682,703	3,702,466
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	3,031,000	3,054,454
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/2027	4,250,000	4,256,932
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	623,000	630,041
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	595,000	603,291
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,618,000	3,641,590
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	8,579,380	8,422,242
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	186,708	186,483
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	1,590,576	1,595,483
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	3,684,577	3,703,831
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,533,638	1,555,997
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	5,999,574	6,034,333
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	6,368,000	6,420,336
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,319,000	2,322,197
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	6,325,000	6,376,308
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,257,000	1,276,139
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	11,603,000	11,603,000
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	10,580,000	10,499,518
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	4,343,000	4,223,210
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	4,621,820	4,644,260
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	4,420,000	4,443,527
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	9,304,000	9,436,505
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	7,085,000	7,116,274
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,570,000	3,572,647
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	1,047,975	1,043,481
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	5,981,000	6,052,116
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	2,916,722	2,920,978
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	453,042	453,943
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	9,242,000	9,271,776
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	6,911,000	6,963,860
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	9,920,000	10,025,250
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,465,000	2,479,567
Honda Auto Receivables Owner Trust Series 2023-1 Class A3, 5.04% 4/21/2027	2,810,469	2,815,810
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	9,089,000	9,157,321
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	1,868,810	1,869,656
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	5,973,043	5,993,740
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	3,302,000	3,328,574
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	4,434,000	4,484,799
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,564,000	1,575,475
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	9,145,000	9,212,307
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5195% 7/20/2036 (b)(c)(d)	10,000,000	10,010,150
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,629,000	1,655,359
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	148,710	148,944
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,104,000	2,126,135
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	9,832,000	9,799,657
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	3,438,000	3,482,064
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,764,605	1,775,381
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	4,082,000	4,117,544
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,761,000	2,778,064
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	634,212	628,947
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	992,940	992,870
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (c)(d)	1,522	1,520
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,650,162	2,665,908
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	7,605,000	7,588,998
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	2,460,000	2,461,954
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,882,000	1,897,637
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,595,000	1,593,436
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	7,232,960	7,277,027
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	2,670,000	2,678,624
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,072,000	1,083,322
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	6,446,000	6,487,613
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (c)(d)	65,691	67,441
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	430,244	430,821
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	4,825,160	4,843,960
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	3,567,000	3,594,477
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	3,488,000	3,498,579
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	4,383,000	4,430,991
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	5,853,348	5,875,110
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,486,610	1,493,615
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,472,552	1,481,620
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	2,776,911	2,791,428
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	7,552,000	7,606,196
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	6,400,000	6,416,948
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	10,600,000	10,686,344
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,119,000	5,189,463
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,407,000	3,417,497
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	10,670,000	10,745,459
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	793,000	791,308
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	7,890,000	7,969,822
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	11,800,000	11,802,067
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	4,558,327	4,618,022
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	8,163,312	8,234,567
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,776,000	2,783,505
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	7,905,000	7,915,093
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	4,879,000	4,932,949
World Omni Auto Receivables Tr Series 2021-D Class A3, 0.81% 10/15/2026	33,131	33,079
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	8,000,000	8,035,705
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	794,000	796,694
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	4,901,000	4,948,237
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	5,984,000	5,985,299
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,502,000	4,544,617
TOTAL UNITED STATES		536,520,011
TOTAL ASSET-BACKED SECURITIES (Cost $695,797,401)		698,995,872

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,194,820	1,931,624
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,063,379	1,042,731
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	531,836	526,169
CSMC Trust Series 2021-RPL9 Class A1, 3.742% 2/25/2061 (b)(c)	3,492,384	3,542,009
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	10,912	11,043
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7365% 5/25/2045 (c)(d)	763,550	759,152
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.7865% 7/25/2046 (c)(d)	806,208	803,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	97,410	96,091
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,084,337	989,781
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	2,606,358	2,590,914
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	861,972	857,714
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	572,444	534,116
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	131,172	129,451
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	131,822	128,209
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	1,781,479	1,782,559
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	4,041,356	3,892,925
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	34,484	34,362
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	563	519
TOTAL UNITED STATES		19,653,045
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,921,247)		19,653,045

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	9,615,000	9,655,271
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	855,463	814,446
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	1,071,056	1,067,040
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,423,604	1,384,167
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	2,278,000	2,248,389
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	1,295,149	1,295,959
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	2,277,000	2,278,423
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	4,067,000	4,065,729
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	4,254,962	4,260,281
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	991,101	981,810
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	2,267,000	2,257,097
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)	295,716	295,531
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	1,678,697	1,675,550
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	1,484,286	1,490,326
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	1,071,807	1,071,807
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	5,830,000	5,830,678
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	4,016,621	4,021,642
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	8,372,000	8,309,211
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	1,784,895	1,783,780
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	1,563,530	1,557,667
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	310,000	309,806
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	1,664,048	1,663,008
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	2,996,212	2,999,953
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	2,929,000	2,918,016
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,643,936	3,616,935
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,216,637	2,134,142
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	52,535	52,467
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	129,696	129,297
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	4,412,000	4,187,814
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,354,510	1,327,256
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	874,964	868,355
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	202,877	200,564
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	2,883,644	2,876,434
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	793,398	793,398
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(c)	1,741,620	1,701,679
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	1,243,000	1,235,231
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)	612,567	580,442
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	3,413,000	3,310,610
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	995,000	993,756
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	802,735	795,798
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	504,694	506,094
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)	2,283,610	2,282,183
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	2,024,963	2,022,432
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	3,571,000	3,569,879
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	445,995	443,023
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,928,362	1,900,246
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	4,155,000	4,169,132
TOTAL UNITED STATES		103,932,754
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $104,382,183)		103,932,754

Non-Convertible Corporate Bonds - 39.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Glencore Funding LLC 4.907% 4/1/2028 (b)	2,502,000	2,513,905
Glencore Funding LLC 5.338% 4/4/2027 (b)	14,000,000	14,155,816

TOTAL AUSTRALIA		16,669,721
CANADA - 2.0%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 2.05% 7/15/2025	2,208,000	2,200,725
Cenovus Energy Inc 4.25% 4/15/2027	8,606,000	8,538,108
Enbridge Inc 4.25% 12/1/2026	4,400,000	4,379,470
Enbridge Inc 5.25% 4/5/2027	3,961,000	4,007,368
Enbridge Inc 5.9% 11/15/2026	3,205,000	3,258,981
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	2,424,000	2,425,710
TransCanada PipeLines Ltd 4.25% 5/15/2028	8,000,000	7,936,938
		32,747,300
Financials - 1.3%
Banks - 1.3%
Bank of Montreal 4.567% 9/10/2027 (c)	11,150,000	11,140,909
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	10,900,000	10,978,522
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	8,000,000	8,130,114
National Bank of Canada 4.95% 2/1/2028 (c)	10,443,000	10,488,015
Royal Bank of Canada 4.51% 10/18/2027 (c)	14,000,000	14,004,894
Toronto Dominion Bank 4.98% 4/5/2027	3,000,000	3,025,098
		57,767,552
Insurance - 0.0%
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	1,726,000	1,712,043
TOTAL FINANCIALS		59,479,595

TOTAL CANADA		92,226,895
DENMARK - 0.8%
Financials - 0.8%
Banks - 0.8%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	7,600,000	7,528,092
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,000,000	11,910,533
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	6,000,000	6,091,802
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	10,148,000	10,186,237

TOTAL DENMARK		35,716,664
FRANCE - 1.9%
Financials - 1.9%
Banks - 1.9%
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (b)	8,000,000	8,054,522
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	13,450,000	13,443,116
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	12,820,000	12,798,360
BPCE SA 5.203% 1/18/2027 (b)	8,000,000	8,083,938
BPCE SA 6.612% 10/19/2027 (b)(c)	2,945,000	3,011,010
Credit Agricole SA 5.134% 3/11/2027 (b)	7,500,000	7,588,541
Societe Generale SA 1.488% 12/14/2026 (b)(c)	5,100,000	5,004,307
Societe Generale SA 4.351% 6/13/2025 (b)	4,200,000	4,199,369
Societe Generale SA 5.249% 5/22/2029 (b)(c)	13,300,000	13,360,116
Societe Generale SA 5.5% 4/13/2029 (b)(c)	2,932,000	2,967,457
Societe Generale SA 5.519% 1/19/2028 (b)(c)	7,000,000	7,052,389

TOTAL FRANCE		85,563,125
GERMANY - 2.5%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	10,000,000	10,019,622
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	5,735,000	5,734,385
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	8,000,000	8,068,721
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	5,000,000	5,067,475
		28,890,203
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	10,600,000	10,719,915
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	13,600,000	13,768,435
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	10,500,000	10,957,855
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	11,469,000	11,741,246
		47,187,451
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,602,000	6,577,452
Bayer US Finance LLC 6.125% 11/21/2026 (b)	8,900,000	9,029,786
		15,607,238
Industrials - 0.5%
Machinery - 0.5%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	9,000,000	8,655,480
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	3,849,000	3,872,101
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	7,000,000	7,042,028
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	3,257,000	3,289,100
		22,858,709
TOTAL GERMANY		114,543,601
IRELAND - 1.0%
Financials - 0.8%
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,716,000	7,559,687
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	8,800,000	8,600,946
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,050,000	5,149,260
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	12,466,000	12,828,287
		34,138,180
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	5,500,000	5,375,824
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,165,000	7,144,468
		12,520,292
TOTAL IRELAND		46,658,472
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	10,080,000	10,204,971
JAPAN - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.892% 5/15/2028 (b)	5,134,000	5,181,809
NETHERLANDS - 0.5%
Financials - 0.5%
Banks - 0.5%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	2,600,000	2,513,452
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	6,100,000	6,215,279
ABN AMRO Bank NV 6.575% 10/13/2026 (b)(c)	7,800,000	7,847,683
ING Groep NV 4.858% 3/25/2029 (c)	7,659,000	7,689,291

TOTAL NETHERLANDS		24,265,705
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	690,000	677,658
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,060,247
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	10,000,000	10,201,313
SWITZERLAND - 0.7%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 4.703% 8/5/2027 (b)(c)	9,100,000	9,093,132
UBS Group AG 6.373% 7/15/2026 (b)(c)	3,000,000	3,004,188
UBS Group AG 6.442% 8/11/2028 (b)(c)	13,100,000	13,561,828
		25,659,148
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (b)	3,360,000	3,363,363
Holcim Finance US LLC 4.7% 4/7/2028 (b)	2,425,000	2,437,404
		5,800,767
TOTAL SWITZERLAND		31,459,915
UNITED KINGDOM - 5.2%
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 3.557% 8/15/2027	14,000,000	13,693,269
BAT International Finance PLC 1.668% 3/25/2026	5,786,000	5,648,925
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,222,234
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	10,800,000	10,640,925
		35,205,353
Financials - 4.3%
Banks - 4.1%
Barclays PLC 5.086% 2/25/2029 (c)	12,000,000	12,069,013
Barclays PLC 5.304% 8/9/2026 (c)	7,300,000	7,306,494
Barclays PLC 5.501% 8/9/2028 (c)	4,000,000	4,059,115
Barclays PLC 5.674% 3/12/2028 (c)	6,000,000	6,090,522
Barclays PLC 6.496% 9/13/2027 (c)	5,000,000	5,104,633
Barclays PLC 7.325% 11/2/2026 (c)	8,700,000	8,788,881
Barclays PLC 7.385% 11/2/2028 (c)	10,400,000	11,004,942
HSBC Holdings PLC 4.292% 9/12/2026 (c)	9,300,000	9,282,019
HSBC Holdings PLC 4.755% 6/9/2028 (c)	8,000,000	7,992,684
HSBC Holdings PLC 4.899% 3/3/2029 (c)	10,700,000	10,724,326
HSBC Holdings PLC 5.597% 5/17/2028 (c)	12,100,000	12,279,756
HSBC Holdings PLC 7.39% 11/3/2028 (c)	10,000,000	10,575,197
Lloyds Banking Group PLC 4.716% 8/11/2026 (c)	9,500,000	9,496,968
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	14,500,000	14,664,980
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	10,700,000	11,013,613
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,905,000	3,959,484
NatWest Group PLC 1.642% 6/14/2027 (c)	5,100,000	4,941,547
NatWest Group PLC 4.892% 5/18/2029 (c)	11,000,000	11,036,339
NatWest Group PLC 5.516% 9/30/2028 (c)	10,000,000	10,165,117
NatWest Group PLC 5.847% 3/2/2027 (c)	5,291,000	5,333,825
NatWest Markets PLC 5.416% 5/17/2027 (b)	10,000,000	10,180,662
		186,070,117
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	7,800,000	7,986,775
TOTAL FINANCIALS		194,056,892

Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,762,000	2,784,684
TOTAL UNITED KINGDOM		232,046,929
UNITED STATES - 24.0%
Communication Services - 1.0%
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	11,150,000	10,882,385
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	510,000	509,921
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	5,910,000	6,014,461
Discovery Communications LLC 4.9% 3/11/2026	4,500,000	4,493,163
Warnermedia Holdings Inc 3.755% 3/15/2027	15,000,000	14,540,575
		36,440,505
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 1.5% 2/15/2026	4,800,000	4,687,997
T-Mobile USA Inc 3.375% 4/15/2029	5,000,000	4,768,402
		9,456,399
TOTAL COMMUNICATION SERVICES		45,896,904

Consumer Discretionary - 1.5%
Automobiles - 1.4%
General Motors Financial Co Inc 1.25% 1/8/2026	15,696,000	15,346,921
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,014,738
General Motors Financial Co Inc 5.4% 5/8/2027	10,000,000	10,082,514
General Motors Financial Co Inc 6% 1/9/2028	8,300,000	8,506,526
Hyundai Capital America 2.375% 10/15/2027 (b)	9,200,000	8,671,908
Hyundai Capital America 5.45% 6/24/2026 (b)	7,134,000	7,169,590
Hyundai Capital America 5.8% 6/26/2025 (b)	10,000,000	10,004,558
		64,796,755
Specialty Retail - 0.1%
Advance Auto Parts Inc 5.9% 3/9/2026	2,251,000	2,262,773
O'Reilly Automotive Inc 5.75% 11/20/2026	2,294,000	2,332,861
		4,595,634
TOTAL CONSUMER DISCRETIONARY		69,392,389

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.6%
7-Eleven Inc 0.95% 2/10/2026 (b)	4,000,000	3,892,843
Dollar General Corp 4.625% 11/1/2027	8,000,000	7,999,367
Mars Inc 4.45% 3/1/2027 (b)	5,129,000	5,133,969
Mars Inc 4.6% 3/1/2028 (b)	8,700,000	8,740,495
		25,766,674
Food Products - 0.3%
Bunge Ltd Fin Corp 4.1% 1/7/2028	5,920,000	5,873,664
Conagra Brands Inc 5.3% 10/1/2026	6,000,000	6,044,801
The Campbell's Company 5.3% 3/20/2026	1,834,000	1,841,749
		13,760,214
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	12,750,000	12,668,514
TOTAL CONSUMER STAPLES		52,195,402

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
DCP Midstream Operating LP 5.625% 7/15/2027	12,491,000	12,719,725
Diamondback Energy Inc 5.2% 4/18/2027	10,978,000	11,083,225
Energy Transfer LP 6% 2/1/2029 (b)	10,000,000	10,127,037
EQT Corp 3.9% 10/1/2027	11,938,000	11,740,263
MPLX LP 1.75% 3/1/2026	4,929,000	4,818,075
MPLX LP 4.25% 12/1/2027	8,000,000	7,938,898
Occidental Petroleum Corp 5% 8/1/2027	7,202,000	7,203,184
ONEOK Inc 4.25% 9/24/2027	1,010,000	1,003,386
Williams Cos Inc/The 4% 9/15/2025	4,400,000	4,390,393
Williams Cos Inc/The 5.4% 3/2/2026	1,283,000	1,289,393
		72,313,579
Financials - 15.5%
Banks - 8.5%
Bank of America Corp 1.197% 10/24/2026 (c)	16,500,000	16,267,547
Bank of America Corp 3.559% 4/23/2027 (c)	11,000,000	10,887,319
Bank of America Corp 4.623% 5/9/2029 (c)	13,000,000	12,996,918
Bank of America Corp 4.827% 7/22/2026 (c)	4,000,000	3,999,543
Bank of America Corp 4.979% 1/24/2029 (c)	12,000,000	12,117,537
Bank of America Corp 5.08% 1/20/2027 (c)	2,000,000	2,004,200
Bank of America Corp 5.819% 9/15/2029 (c)	6,000,000	6,216,176
Bank of America Corp 5.933% 9/15/2027 (c)	12,000,000	12,185,692
Citigroup Inc 3.52% 10/27/2028 (c)	10,000,000	9,729,290
Citigroup Inc 3.887% 1/10/2028 (c)	14,900,000	14,704,741
Citigroup Inc 4.075% 4/23/2029 (c)	11,160,000	10,982,526
Citigroup Inc 4.786% 3/4/2029 (c)	10,100,000	10,113,733
Citigroup Inc 5.61% 9/29/2026 (c)	7,300,000	7,316,809
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	10,200,000	10,632,184
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	11,100,000	10,952,328
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	12,000,000	11,975,354
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	10,000,000	10,093,368
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	14,000,000	14,099,889
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	6,936,000	7,062,781
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	13,500,000	13,780,292
KeyBank NA/Cleveland OH 4.15% 8/8/2025	1,413,000	1,410,683
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	6,562,000	6,627,925
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	12,000,000	12,070,581
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	3,461,000	3,500,813
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	14,700,000	15,125,599
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,779,000	3,631,178
Santander Holdings USA Inc 3.244% 10/5/2026	12,350,000	12,105,067
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	6,909,000	6,922,658
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	3,343,000	3,372,832
Truist Financial Corp 4.123% 6/6/2028 (c)	4,000,000	3,969,049
Truist Financial Corp 4.26% 7/28/2026 (c)	10,500,000	10,487,988
Truist Financial Corp 4.873% 1/26/2029 (c)	13,200,000	13,272,077
Truist Financial Corp 5.9% 10/28/2026 (c)	6,200,000	6,226,691
Truist Financial Corp 7.161% 10/30/2029 (c)	7,500,000	8,074,046
US Bancorp 4.653% 2/1/2029 (c)	10,000,000	10,017,351
US Bancorp 5.727% 10/21/2026 (c)	4,500,000	4,516,932
Wells Fargo & Co 4.54% 8/15/2026 (c)	5,800,000	5,797,652
Wells Fargo & Co 4.808% 7/25/2028 (c)	15,300,000	15,342,023
Wells Fargo & Co 4.9% 1/24/2028 (c)	8,596,000	8,627,768
Wells Fargo & Co 4.97% 4/23/2029 (c)	9,052,000	9,119,370
Wells Fargo & Co 5.707% 4/22/2028 (c)	12,000,000	12,221,718
		380,558,228
Capital Markets - 3.5%
Athene Global Funding 1.608% 6/29/2026 (b)	4,900,000	4,745,539
Athene Global Funding 4.95% 1/7/2027 (b)	10,566,000	10,593,321
Athene Global Funding 5.339% 1/15/2027 (b)	5,093,000	5,138,829
Athene Global Funding 5.516% 3/25/2027 (b)	12,400,000	12,571,955
Bank of New York Mellon/The 4.729% 4/20/2029 (c)	3,605,000	3,636,049
Blackstone Private Credit Fund 7.3% 11/27/2028	12,000,000	12,707,959
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	13,500,000	13,258,576
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	10,000,000	9,971,619
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	12,000,000	12,061,117
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	5,597,000	5,584,270
Intercontinental Exchange Inc 3.625% 9/1/2028	8,500,000	8,278,692
LPL Holdings Inc 4.9% 4/3/2028	3,955,000	3,960,373
Morgan Stanley 0.985% 12/10/2026 (c)	6,200,000	6,076,023
Morgan Stanley 4.679% 7/17/2026 (c)	16,533,000	16,530,777
Morgan Stanley 4.994% 4/12/2029 (c)	6,701,000	6,763,748
Morgan Stanley 6.296% 10/18/2028 (c)	12,700,000	13,171,954
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,335,000	9,445,219
		154,496,020
Consumer Finance - 2.0%
Ally Financial Inc 4.75% 6/9/2027	4,500,000	4,505,253
Ally Financial Inc 5.737% 5/15/2029 (c)	826,000	834,090
Ally Financial Inc 7.1% 11/15/2027	8,000,000	8,389,961
American Express Co 4.731% 4/25/2029 (c)	9,800,000	9,854,653
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,045,685
American Express Co 5.389% 7/28/2027 (c)	7,500,000	7,566,885
Capital One Financial Corp 4.985% 7/24/2026 (c)	10,713,000	10,712,917
Capital One Financial Corp 5.468% 2/1/2029 (c)	8,000,000	8,142,134
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,500,000	6,705,657
Ford Motor Credit Co LLC 5.8% 3/5/2027	8,000,000	7,991,121
Ford Motor Credit Co LLC 5.85% 5/17/2027	12,000,000	11,983,190
Ford Motor Credit Co LLC 6.95% 6/10/2026	10,070,000	10,184,532
		91,916,078
Financial Services - 0.7%
Corebridge Global Funding 4.65% 8/20/2027 (b)	3,556,000	3,564,438
Corebridge Global Funding 4.9% 1/7/2028 (b)	5,198,000	5,259,515
Equitable Holdings Inc 4.35% 4/20/2028	8,000,000	7,945,896
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	6,000,000	6,060,251
Western Union Co/The 1.35% 3/15/2026	8,000,000	7,778,463
		30,608,563
Insurance - 0.8%
Arthur J Gallagher & Co 4.6% 12/15/2027	7,040,000	7,056,297
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	6,775,000	6,772,345
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	10,070,000	10,108,256
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,794,000	6,907,443
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	3,503,000	3,467,254
		34,311,595
TOTAL FINANCIALS		691,890,484

Health Care - 1.2%
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	3,570,000	3,287,938
CVS Health Corp 4.3% 3/25/2028	5,000,000	4,944,554
CVS Health Corp 5% 2/20/2026	10,000,000	10,013,703
HCA Inc 5% 3/1/2028	5,201,000	5,255,823
HCA Inc 5.625% 9/1/2028	10,000,000	10,222,172
HCA Inc 5.875% 2/15/2026	6,500,000	6,513,501
Icon Investments Six DAC 5.809% 5/8/2027	9,924,000	10,087,260
		50,324,951
Pharmaceuticals - 0.1%
Utah Acquisition Sub Inc 3.95% 6/15/2026	4,822,000	4,758,987
TOTAL HEALTH CARE		55,083,938

Industrials - 0.3%
Aerospace & Defense - 0.3%
Boeing Co 2.196% 2/4/2026	4,000,000	3,929,169
Boeing Co 2.75% 2/1/2026	2,400,000	2,367,610
Boeing Co 5.04% 5/1/2027	5,000,000	5,030,040
Boeing Co 6.259% 5/1/2027	893,000	917,882
		12,244,701
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp 5.05% 4/5/2027	1,393,000	1,411,712
Dell International LLC / EMC Corp 4.75% 4/1/2028	11,160,000	11,211,251
		12,622,963
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc 4.15% 2/15/2028	5,000,000	4,975,500
Software - 0.3%
Oracle Corp 4.8% 8/3/2028	5,000,000	5,049,297
VMware LLC 4.65% 5/15/2027	8,000,000	8,011,857
		13,061,154
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	4,782,000	4,775,781
Hewlett Packard Enterprise Co 4.45% 9/25/2026	5,887,000	5,878,396
		10,654,177
TOTAL INFORMATION TECHNOLOGY		41,313,794

Real Estate - 0.2%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	625,000	624,742
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	1,459,000	1,443,568
American Tower Corp 5.5% 3/15/2028	5,000,000	5,112,591
Crown Castle Inc 1.35% 7/15/2025	342,000	340,498
Crown Castle Inc 4% 3/1/2027	2,500,000	2,467,770
		9,364,427
TOTAL REAL ESTATE		9,989,169

Utilities - 0.5%
Electric Utilities - 0.3%
Eversource Energy 5.45% 3/1/2028	5,000,000	5,109,895
FirstEnergy Corp 1.6% 1/15/2026	365,000	357,956
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,545,000	2,553,870
Pinnacle West Capital Corp 4.9% 5/15/2028	2,049,000	2,064,703
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	2,951,000	2,958,696
		13,045,120
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	8,000,000	8,104,577
Multi-Utilities - 0.0%
DTE Energy Co 4.95% 7/1/2027	3,252,000	3,278,218
TOTAL UTILITIES		24,427,915

TOTAL UNITED STATES		1,074,748,275
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,769,376,857)		1,784,225,300

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	191,313	187,476
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	102,121	100,073
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	269,830	264,756
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,719,224	1,649,826
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	372,887	381,337
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	60	63
Freddie Mac Gold Pool 8.5% 5/1/2027	6	5
Freddie Mac Gold Pool 8.5% 6/1/2027	494	505
Freddie Mac Gold Pool 8.5% 7/1/2027	13	13
Freddie Mac Gold Pool 8.5% 7/1/2028	65	66
Freddie Mac Gold Pool 8.5% 8/1/2026	81	82
Freddie Mac Gold Pool 8.5% 8/1/2027	1,040	1,065
Freddie Mac Gold Pool 8.5% 8/1/2027	131	133
Ginnie Mae I Pool 7% 1/15/2028	385	388
Ginnie Mae I Pool 7% 1/15/2028	98	99
Ginnie Mae I Pool 7% 1/15/2029	766	776
Ginnie Mae I Pool 7% 1/15/2029	155	157
Ginnie Mae I Pool 7% 1/15/2031	202	207
Ginnie Mae I Pool 7% 1/15/2032	144	147
Ginnie Mae I Pool 7% 10/15/2028	527	536
Ginnie Mae I Pool 7% 10/15/2028	356	361
Ginnie Mae I Pool 7% 10/15/2028	58	59
Ginnie Mae I Pool 7% 11/15/2027	82	83
Ginnie Mae I Pool 7% 11/15/2028	1,021	1,036
Ginnie Mae I Pool 7% 11/15/2028	210	213
Ginnie Mae I Pool 7% 12/15/2028	156	158
Ginnie Mae I Pool 7% 12/15/2028	110	111
Ginnie Mae I Pool 7% 12/15/2029	112	113
Ginnie Mae I Pool 7% 2/15/2028	34	35
Ginnie Mae I Pool 7% 2/15/2030	1,098	1,124
Ginnie Mae I Pool 7% 2/15/2031	123	126
Ginnie Mae I Pool 7% 2/15/2032	164	169
Ginnie Mae I Pool 7% 3/15/2028	13	13
Ginnie Mae I Pool 7% 3/15/2031	270	277
Ginnie Mae I Pool 7% 3/15/2031	113	116
Ginnie Mae I Pool 7% 3/15/2032	620	636
Ginnie Mae I Pool 7% 3/15/2032	303	312
Ginnie Mae I Pool 7% 4/15/2028	2,027	2,042
Ginnie Mae I Pool 7% 4/15/2028	157	158
Ginnie Mae I Pool 7% 4/15/2028	100	101
Ginnie Mae I Pool 7% 4/15/2029	434	441
Ginnie Mae I Pool 7% 4/15/2029	39	39
Ginnie Mae I Pool 7% 4/15/2032	546	561
Ginnie Mae I Pool 7% 4/15/2032	311	319
Ginnie Mae I Pool 7% 5/15/2029	333	338
Ginnie Mae I Pool 7% 5/15/2031	1,716	1,766
Ginnie Mae I Pool 7% 5/15/2032	393	404
Ginnie Mae I Pool 7% 6/15/2028	1,211	1,228
Ginnie Mae I Pool 7% 6/15/2028	270	273
Ginnie Mae I Pool 7% 6/15/2028	161	163
Ginnie Mae I Pool 7% 6/15/2029	50	50
Ginnie Mae I Pool 7% 6/15/2032	1,116	1,147
Ginnie Mae I Pool 7% 6/15/2032	401	414
Ginnie Mae I Pool 7% 7/15/2028	1,924	1,948
Ginnie Mae I Pool 7% 7/15/2028	377	382
Ginnie Mae I Pool 7% 7/15/2028	132	134
Ginnie Mae I Pool 7% 7/15/2029	439	448
Ginnie Mae I Pool 7% 7/15/2029	139	141
Ginnie Mae I Pool 7% 7/15/2031	1,244	1,275
Ginnie Mae I Pool 7% 7/15/2031	301	307
Ginnie Mae I Pool 7% 8/15/2028	1,479	1,501
Ginnie Mae I Pool 7% 8/15/2028	545	553
Ginnie Mae I Pool 7% 8/15/2028	129	131
Ginnie Mae I Pool 7% 8/15/2032	8,434	8,669
Ginnie Mae I Pool 7% 8/15/2032	543	561
Ginnie Mae I Pool 7% 8/15/2032	128	132
Ginnie Mae I Pool 7% 9/15/2028	949	961
Ginnie Mae I Pool 7% 9/15/2028	177	179
Ginnie Mae I Pool 7% 9/15/2028	121	121
TOTAL UNITED STATES		2,619,539
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,943,901)		2,619,539

U.S. Treasury Obligations - 41.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	266,262,300	266,407,914
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	338,160,300	339,262,872
US Treasury Notes 4% 3/31/2030	3.91	25,000,000	25,042,969
US Treasury Notes 4.125% 10/31/2027 (g)	3.57 to 4.13	342,577,200	344,437,288
US Treasury Notes 4.25% 3/15/2027	3.62 to 4.69	329,941,100	331,642,359
US Treasury Notes 4.375% 12/15/2026	4.03 to 4.45	120,000,000	120,646,874
US Treasury Notes 4.375% 7/31/2026	4.16	86,559,000	86,802,447
US Treasury Notes 4.5% 7/15/2026	4.64	23,931,000	24,031,023
US Treasury Notes 4.625% 11/15/2026	4.12	40,590,300	40,928,024
US Treasury Notes 4.625% 6/15/2027	3.79 to 4.53	229,900,000	233,106,027
US Treasury Notes 4.625% 9/30/2028	3.82	50,000,000	51,150,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,859,175,305)			1,863,458,188

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $125,605,147)	4.32	125,580,031	125,605,147

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $4,577,202,041)	4,598,489,845
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(92,878,561)
NET ASSETS - 100.0%	4,505,611,284

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	1,906	Sep 2025	395,524,781	785,930	785,930

The notional amount of futures purchased as a percentage of Net Assets is 8.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,027,690,197 or 22.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,376,837.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,981,739	1,246,100,585	1,145,477,177	2,222,639	-	-	125,605,147	125,580,031	0.2%
Fidelity Securities Lending Cash Central Fund	-	158,543,338	158,543,338	559	-	-	-	-	0.0%
Total	24,981,739	1,404,643,923	1,304,020,515	2,223,198	-	-	125,605,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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